Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39032
Entity Registrant Name	Profound Medical Corp.
Entity Primary SIC Number	3841
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	2400 Skymark Avenue, Unit 6
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4W 5K5
City Area Code	647
Local Phone Number	476-1350
Title of 12(b) Security	Common Shares
Trading Symbol	PROF
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	20,776,217
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001628808
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Oakville, Ontario, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	9160 Forum Corporate Parkway, Suite 359
Entity Address, City or Town	Fort Myers
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33905
City Area Code	647
Local Phone Number	476-1350